CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity, shares authorized	432,000,000
Common stock subject to possible redemption		23,266,477	0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Pre-combination Aeva preferred stock outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Number of Common Stock Authorized	422,000,000	422,000,000
Common stock, shares issued	211,451,000	151,366,000	6,337,500
Common stock, shares outstanding	211,451,000	151,366,000	6,337,500
Shares subject to forfeiture			787,500
As Previously Reported [Member]
Common stock subject to possible redemption		23,507,001
Common stock, shares outstanding		7,789,023
Convertible Preferred Stock [Member]
Temporary equity, par value per share	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	10,000,000	10,000,000
Temporary equity, shares outstanding	0
Convertible Preferred Stock [Member] | As Previously Reported [Member]
Temporary equity, shares outstanding		8,606,780	8,606,780